Organization and Business of Companies (Detail Textuals) (USD $)	1 Months Ended
	Aug. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Nov. 10, 2010
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Acquire Right Percentage Of Profits				100.00%
Maximum Commission Percentage	1.25%
Agreement Renewal Period	one year